UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   May 13, 2013

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
35

Form 13F Information Table Value Total:

230,563
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6	COL 7	COL 8
														Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest	O Mgr	SOLE 	SHARED NONE
							(X1,000)				Discre
ASCENT CAPITAL GROUP INC	CL A	43632108	 4,747 	   63,769 	SH		SOLE		 63,769
ASTRONICS CORP			COM	46433108	10,494    351,900 	SH		SOLE		 351,900
ARMSTRONG WORLD INDUSTRIES	COM	04247X102	 6,707 	  120,000 	SH		SOLE		 120,000
BALCHEM CORP			COM	57665200	 9,544 	  217,200 	SH		SOLE		 217,200
BLACK DIAMOND INC		COM	09202G101	 7,229 	  793,509 	SH		SOLE		 793,509
CLEAN HARBORS INC		COM	184496107	12,257    211,000 	SH		SOLE		 211,000
CAPITAL SENIOR LIVING CORP	COM	140475104	10,228    386,989 	SH		SOLE		 386,989
EXAMWORKS GROUP INC		COM	30066A105	 5,861 	  338,417 	SH		SOLE		 338,417
FLOW INTL CORP			COM	343468104	 5,465  1,397,600 	SH		SOLE		 1,397,600
FXCM INC			CL A	302693106	 4,911 	  359,000 	SH		SOLE		 359,000
GREENBRIER COMPANIES INC	COM	393657101	 5,007 	  220,477 	SH		SOLE		 220,477
GRIFFON CORP			COM	398433102	 4,804 	  403,000 	SH		SOLE		 403,000
GRAHAM CORP			COM	384556106	 2,195 	   88,725 	SH		SOLE		 88,725
GLOBAL POWER EQUIPMENT GROU	CL A	371559105	 3,808 	   40,900 	SH		SOLE		 40,900
KIRBY CORP			COM	497266106	10,983    143,010 	SH		SOLE		 143,010
KENNEDY-WILSON HOLDINGS INC	COM	489398107	10,147    654,200 	SH		SOLE		 654,200
GLADSTONE LAND CORP		COM	376549101	 3,270 	  210,700 	SH		SOLE		 210,700
LIBBEY INC			COM	529898108	16,469    852,000 	SH		SOLE		 852,000
MEASUREMENT SPECIALTIES INC	COM	583421102	 9,390 	  236,100 	SH		SOLE		 236,100
RESPONSYS INC			COM	761248103	 2,231 	  252,100 	SH		SOLE		 252,100
MUELLER INDUSTRIES INC		COM	624756102	 6,901 	  129,500 	SH		SOLE		 129,500
NCI BUILDING SYSTEMS INC	COM	628852204	 5,135 	  295,611 	SH		SOLE		 295,611
ORION MARINE GROUP INC		COM	68628V308	 8,085 	  813,400 	SH		SOLE		 813,400
POWELL INDUSTRIES INC		COM	739128106	 3,228 	   61,404 	SH		SOLE		 61,404
PRIMORIS SERVICES CORP		COM	74164F103	 9,885 	  447,100 	SH		SOLE		 447,100
ROGERS CORP			COM	775133101	 7,691 	  161,517 	SH		SOLE		 161,517
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	 3,963 	  172,300 	SH		SOLE		 172,300
S&W SEED CO			COM	785135104	 4,939 	  469,890 	SH		SOLE		 469,890
US SILICA HOLDINGS INC		COM	90346E103	 7,664 	  325,000 	SH		SOLE		 325,000
SWIFT TRANSPORTATION CO		COM	87074U101	 2,482 	  175,000 	SH		SOLE		 175,000
INTERFACE INC			COM	458665304	 6,900 	  359,000 	SH		SOLE		 359,000
TRINITY BIOTECH PLC	     SPON ADR	896438306	10,344    612,800 	SH		SOLE		 612,800
UMH PROPERTIES INC		COM	903002103	 3,940 	  383,600 	SH		SOLE		 383,600
ISHARES RUSSELL 04/20/2013	COM		 	 1,287 	   11,000 		PUT	SOLE		 11,000
35			 			       230,563




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